21. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Details
Allowance for doubtful accounts receivable		$ 0	$ 59,045
Accounts payable and accrued liabilities	[1]	314,239	302,089
Asset acquisition liability	[2]	$ 0	$ 100,000

[1]	Note 10.
[2]	Note 4.